CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (442,083)	¥ (430,268)	¥ (326,900)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	86,570	61,434	(8,608)
Comprehensive loss	¥ (355,513)	¥ (368,834)	¥ (335,508)